ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
General and administrative expense	$ 1,579,137	$ 1,469,044
Advertising expense	2,450	0
Impairment of fixed assets	0	0
Depreciation		498
Impairments of long-lived assets	0	0
Rent expenses	$ 0	$ 48,000
Number of warrant outstanding	28,770,478	28,770,478
Share issued for conversion	81,628,267	142,928,343
Chief Executive Officer [Member]
Reimbursement of lease amount	$ 4,000
Software and Software Development Costs [Member]
General and administrative expense	$ 10,500	$ 17,784
Rejuv IV Inc [Member]
Ownership percentage	100.00%
Aibotics, Inc. [Member]
Ownership percentage	65.90%